Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000147001 | Vanguard FTSE All World ex-US Small-Cap ETF9260173
Holdings [Line Items]
Percent of Total Investments	4.50%
C000147001 | National Aluminium Co. Ltd.9260333
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147001 | AGF Management Ltd.9260208
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147001 | Finning International Inc.9260228
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147001 | ZIM Integrated Shipping Services Ltd.9260159
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147001 | Samsung Engineering Co. Ltd.9260480
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147001 | Supreme Electronics Co. Ltd.9260550
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147001 | LG Innotek Co. Ltd.9260474
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147001 | Alamtri Resources Indonesia Tbk PT9260302
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147001 | OceanaGold Corp.9260240
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147001 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147001 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147001 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147001 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147001 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147001 | China
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147001 | India
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000147001 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147001 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000147001 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000147001 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000147001 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000147001 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000147002 | Vanguard FTSE All World ex-US Small-Cap ETF9260173
Holdings [Line Items]
Percent of Total Investments	4.50%
C000147002 | National Aluminium Co. Ltd.9260333
Holdings [Line Items]
Percent of Total Investments	2.30%
C000147002 | AGF Management Ltd.9260208
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147002 | Finning International Inc.9260228
Holdings [Line Items]
Percent of Total Investments	2.00%
C000147002 | ZIM Integrated Shipping Services Ltd.9260159
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147002 | Samsung Engineering Co. Ltd.9260480
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147002 | Supreme Electronics Co. Ltd.9260550
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147002 | LG Innotek Co. Ltd.9260474
Holdings [Line Items]
Percent of Total Investments	1.80%
C000147002 | Alamtri Resources Indonesia Tbk PT9260302
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147002 | OceanaGold Corp.9260240
Holdings [Line Items]
Percent of Total Investments	1.70%
C000147002 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147002 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147002 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000147002 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147002 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000147002 | China
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000147002 | India
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000147002 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000147002 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000147002 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000147002 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000147002 | Canada
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000147002 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.50%